UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2017

Item #1. Reports to Stockholders.

INDEX	Toreador International Fund, Toreador Core Fund, Toreador Explorer Fund and Toreador Select Fund

Toreador
Research & Trading

For the year ended April 30, 2017
* For the period February 1, 2017 (inception date) to April 30, 2017

Annual Report

TOREADOR FUNDS

Toreador Core Fund

Toreador International Fund

Toreador Explorer Fund

Toreador Select Fund*

Management's Discussion of Fund Performance
Toreador Core Fund
As of April 30, 2017 (Unaudited)

For the fiscal year ended April 30, 2017, the Toreador Core Fund's (the "Fund") Retail Class shares returned 25.53% and Institutional Class shares returned 25.87% versus 18.03% for the Russell 1000 Index. The Fund mainly benefited from outperformance in Information Technology, Financials, Healthcare, and Consumer Staples. We stated in our 2016 annual letter that though we were disappointed in the Fund's performance, we were very confident in the underlying value of the holdings, and continued to believe they would justify our conviction and patience going forward. We are glad that expectation came to fruition and our patience paid off, as the leading contributors to the fiscal year ended April 30, 2017's outperformance have mostly been long term holdings of the Funds.
This fiscal year was eventful, as we witnessed some of the most dramatic political upsets in recent history – the British voted for Brexit and the United States elected Donald J Trump to be its new president. As a domestic US fund, the surprising outcome of the November US election had a sizable impact on our performance, as Trump advocated a whole set of pro-growth policies, which promised to bid farewell to the last eight years' low growth, low inflation and low interest rate environment. In the first half of the Fund's fiscal year ended April 30, 2017, the US equity market was slowly edging upward, content in an environment with a dovish Fed, and a seemingly predictable presidential election which would likely yield a winner for business as usual. The Brexit vote injected some uncertainty to Europe's economic outlook in the near term, but US investors shrugged off any worries quickly. The real drama of course took place on November 8, when Trump won the election by a landslide of the electoral college votes. Though many market pundits had anointed Clinton to be the market friendly candidate and predicted a Trump win could cause the US equity market to lose 5-10% of its value, Trump's upset sparked a rally. Having largely written off his candidacy and focused solely on his stands on trade, those market experts turned a blind eye to Trump's promises to reduce both US corporate taxes and personal income taxes. They also ignored his advocacy for deregulation, infrastructure spending, and draining the swamp in Washington. Once a Trump presidency became reality, investors quickly reached the conclusion that Trump's policies could be big positives for corporate earnings, investors' after tax returns, and overall US economic growth. Even the US Fed had gone hawkish and raised the Fed fund rate by 25 bps in December, the 2nd time in 10 years. The Fed also plans to raise rates 3 times in 2017.
In the first three months of Trump's presidency, what Trump has done is rather consistent with his campaign promises and quite assuring to investors. So far,

Management's Discussion of Fund Performance
Toreador Core Fund
As of April 30, 2017 (Unaudited) — (Continued)

Trump has signed nearly 100 executive orders, most of which are about reducing regulations such as dismantling climate change protection, revoking fair pay and safe workplace orders and rolling back and reviewing Wall Street regulations. Trump and the Republican Congress' recent challenges to repeal and replace Obamacare, however, cast doubt on the ruling party's ability to conduct massive tax cut and infrastructure spending, which are the major drivers behind the equity market rally since the election. Major tax reforms are complicated, and every detail, progress, and setback of the endeavor will surely captivate investors' attentions, resulting in ebbs and flows of the market in the next couple of quarters. We believe Trump and Republicans have no choice but to act boldly to implement major tax reforms, or they will face a devastating loss in the 2018 mid-term election. Trump's infrastructure plan, whose success or failure will closely impact certain industries in the industrial and material sectors, will likely follow the tax reform.
Overall in the Fund's fiscal year ended April 30, 2017, optimism about faster GDP growth in the US prompted economically sensitive sectors, such as Information Technology, Financials and Industrials, to perform well. On the other hand, low volatility sectors, such as Consumer Staples and Utilities, were among the worst performing. This phenomenon was a large reversal of the fiscal year ended April 30, 2016. The Fund's performance benefited from good stock selection and relative over-weights in Information Technology and Financials, which we had kept throughout much of the last fiscal year. Our work indicated that large banks and insurers in the financial sector were under-valued, as many of the mega banks and big life insurance companies were priced at or below their tangible book value and had enormous upside potential should interest rates rise. In the Information Technology sector, we had sizable exposure to Micron (MU), recognizing the attractive potential of an upcoming cyclical upturn. MU didn't disappoint and has posted 4 consecutive quarterly results that beat expectations. Improved pricing on DRAM, NAND, and favorable demand and supply dynamics for memory chips have all helped MU emerge from the chip trough. Despite its excellent stock performance in fiscal year ended April 30, 2017, we believe MU shares remain undervalued, as 2017 will mark the introduction of two revolutionary memory products - 3D NAND and 3D X-Point, which are jointly developed and owned by Micron and Intel. We believe these products will create enormous value to Micron and its shareholders.
Despite having a great year, we recognize value investing is never easy. We believe, however, that value investing is a superior approach to outperform the

Management's Discussion of Fund Performance
Toreador Core Fund
As of April 30, 2017 (Unaudited) — (Continued)

market over time. We might be a bit early in terms of assigning significant value to some names – Micron quickly comes to mind, as we have held the stock since early in the fiscal year ending April 30, 2016. That said, between being early in chasing value and being late in chasing growth, we will always prefer the former.
We hope to deliver good performance in the coming year and our strategy continues to consist of:
1.	Buying companies trading below our estimate of their intrinsic value;
2.	Avoiding wealth destroying management teams, and
3.	Investing across a broad range of economic sectors.

We remain confident in our belief that over time, such an approach leads to strong and sustainable returns that should achieve our goal of beating the total return of the Russell 1000 Index.
Thank you for your continued trust and investment in our Fund.

TOREADOR CORE FUND
Portfolio Holdings by Sector
As of April 30, 2017 (unaudited)

TOREADOR CORE FUND
Comparison of $100,000 Investment
As of April 30, 2017

Institutional Shares
Institutional Class Shares vs. S&P 500® Index and Russell 1000® Index

		Institutional Class Shares
		Average Annual Return
	Total Return		Since Inception
	One Year Ended	Five years ended	08/31/09 to
	04/30/17	04/30/17	04/30/17
Toreador Core Fund:	25.87%	13.95%	13.12%
S & P 500® Index:	17.92%	13.68%	14.07%
Russell 1000® Index:	18.03%	13.63%	14.19%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.
The S&P 500® is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.
The Russell 1000® Index is a stack market index that represents the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of theat index. The Russell 1000® Index has a weighted average market capitalization of $81 billion; the median market capitalization is approximately $4.6 billion.

TOREADOR CORE FUND
Comparison of $10,000 Investment
As of April 30, 2017

Retail Shares
Retail Class Shares vs. S&P 500® Index and Russell 1000® Index

		Retail Class Shares
		Average Annual Return
	Total Return
	One Year Ended	Five years ended	Ten years ended
	04/30/17	04/30/17	04/30/17
Toreador Core Fund:	25.53%	13.68%	6.23%
S & P 500® Index:	17.92%	13.68%	7.15%
Russell 1000® Index:	18.03%	13.63%	7.25%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.
The S&P 500® is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.
The Russell 1000® Index is a stack market index that represents the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of theat index. The Russell 1000® Index has a weighted average market capitalization of $81 billion; the median market capitalization is approximately $4.6 billion.

TOREADOR CORE FUND

Schedule of Investments
As of April 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	85.67%
	CONSUMER DISCRETIONARY	9.43%
19,597	AMC Networks Inc - Class A*	$ 1,169,549
29,398	Aramark		1,073,615
29,189	Kohl's Corp.		1,139,247
13,053	Lowe's Companies, Inc.		1,107,939
37,700	Macy's Inc.		1,101,594
11,334	Marriott International, Inc. - Class A		1,070,156
12,158	Omnicom Group Inc.		998,415
4,341	O'Reilly Automotive, Inc.*		1,077,219
131,467	Staples, Inc.		1,284,433
53,740	The Michaels Cos. Inc. *		1,255,366
			11,277,533
	CONSUMER STAPLES	7.18%
49,825	Blue Buffalo Pet Products, Inc.*		1,228,186
14,831	Bunge LTD		1,172,094
7,776	Constellation Brands		1,341,671
8,300	Spectrum Brands Holdings, Inc.		1,192,959
17,169	Tyson Foods Inc. "A"*		1,103,280
14,196	Walgreens Boots Alliance, Inc.		1,228,522
17,457	Walmart		1,312,417
			8,579,129
	ENERGY	4.15%
67,823	Diamond Offshore Drilling, Inc.*		978,008
66,980	Marathon Oil Corp.		995,993
19,132	ONEOK, Inc.		1,006,535
139,239	Southwestern Energy Company*		1,045,685
84,726	Transocean, Ltd.*		934,528
			4,960,749
	FINANCIALS	10.60%
17,588	Aflac, Inc.		1,316,989
14,273	The Allstate Corp.		1,160,252
15,917	American Express Company		1,261,422
49,492	Bank of America Corp.		1,155,143
11,691	Capital One Financial Corp.		939,723
16,660	Discover Financial Services		1,042,749
5,584	Everest Re Group Ltd.		1,405,549
15,544	Lincoln National Corp.		1,024,816

TOREADOR CORE FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	FINANCIALS (continued)	10.60%
9,879	Prudential Financial, Inc.	$ 1,057,349
72,529	Regions Financial Corp.		997,274
28,374	Unum Group		1,314,567
			12,675,833
	HEALTH CARE	9.78%
18,111	AbbVie, Inc.		1,194,239
4,609	Allergan PLC		1,123,951
7,304	Amgen, Inc.		1,192,889
7,442	Anthem, Inc.		1,323,857
4,295	C. R. Bard, Inc.		1,320,627
12,572	HCA Holdings, Inc.*		1,058,688
29,204	Hologic, Inc.*		1,318,561
8,319	Johnson & Johnson		1,027,147
8,449	Stryker Corp.		1,152,190
7,766	United Therapeutics Corp.*		976,186
			11,688,335
	INDUSTRIAL	7.10%
3,484	AMERCO		1,304,619
40,484	Avis Budget Group, Inc.*		1,234,762
12,215	The Dun & Bradstreet Corp.		1,338,886
26,006	HD Supply Holdings, Inc.*		1,048,042
9,377	The Middleby Corp.*		1,276,491
12,086	Union Pacific Corp.		1,353,149
8,537	United Rentals, Inc.*		936,167
			8,492,116
	INFORMATION TECHOLOGY	29.29%
6,090	Broadcom LTD		1,344,733
18,395	CDW Corp.		1,086,961
30,708	CommScope Holdings Co., Inc.*		1,290,964
40,727	Corning Inc.		1,174,974
74,469	First Data Corp.*		1,163,206
9,157	Fiserv, Inc.*		1,090,965
6,731	FleetCor Technologies, Inc.*		950,013
33,325	Intel Corp.		1,204,699
9,919	Lam Research Corp.		1,436,767
9,113	Mastercard Inc.		1,060,024
592,000	Micron Technology, Inc.*		16,380,640

TOREADOR CORE FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	INFORMATION TECHOLOGY (continued)	29.29%
24,454	NCR Corp.*		$ 1,008,727
12,081	VeriSign, Inc.*		1,074,243
12,394	Visa, Inc. - Class A		1,130,581
59,710	The Western Union Co.		1,185,841
162,238	Xerox Corp.		1,166,491
13,426	Zebra Technologies Corp.*		1,265,669
			35,015,498
	MATERIALS	2.24%
15,622	Celanese Corp		1,359,739
15,479	LyondellBasell Industries NV - Class A		1,312,000
			2,671,739
	REAL ESTATE	2.60%
9,526	American Tower Corp.		1,199,704
39,097	Care Capital Properties, Inc.		1,050,536
91,072	Spirit Realty Capital, Inc.		857,898
			3,108,138
	TELECOMMUNICATION SERVICES	1.04%
137,150	Sprint Corp.*		1,238,464
	UTILITIES	2.26%
17,326	Entergy Corp.		1,321,281
27,588	UGI Corp.		1,383,814
			2,705,095
	TOTAL COMMON STOCKS
	(Cost: $83,956,455)	85.67%	102,412,629

	EXCHANGE TRADED FUNDS	11.31%
	Large Cap	11.31%
44,000	Rydex ETF Trust - Guggenheim S&P 500
	Equal Weight ETF		4,022,480
39,900	SPDR S&P 500 ETF Trust		9,499,392
			13,521,872
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $13,531,296)	11.31%	13,521,872

TOREADOR CORE FUND
Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	MONEY MARKET FUND	1.99%
2,384,659	Federated Treasury Obligations Fund 0.60%**		$ 2,384,659
	TOTAL MONEY MARKET FUND
	(Cost: $2,384,659 )	1.99%	2,384,659
	TOTAL INVESTMENTS
	(Cost: $99,872,410)	98.97%	118,319,160
	Other assets, net of liabilities	(1.03)%	1,227,083
	NET ASSETS	100%	$119,546,243

*	Non-income producing
**	Effective 7 day yield as of April 30, 2017

See Notes to Financial Statements

Management's Discussion of Fund Performance
Toreador International Fund
As of April 30, 2017 (Unaudited)

For the Fund's fiscal year ending April 30, 2017, the Toreador International Fund's (the "Fund") Institutional and Investor shares returned 8.97% and 8.65%, respectively, versus 11.29% for its benchmark, the MSCI EAFE index. This was the Fund's fourth full year managed by Toreador Research and Trading ("TRT") following a diversified international investment strategy. TRT began managing the Fund on December 27, 2012, and from that period through the end of the Fund's fiscal year on April 30, 2017, the Fund's Institutional and Investor shares returned 5.56% and 5.29% annually, respectively, versus 5.88% annually for the EAFE Index.
TRT manages the Fund utilizing a systematic investment process that emphasizes the following core concepts:
1.	Identify companies trading at a discount to TRT's estimate of the company's intrinsic value;
2.	Identify companies exhibiting improving operating momentum;
3.	Identify companies exhibiting superior price momentum; and
4.	Identify companies exhibiting superior quality traits.

For the year, the Fund benefited from stock selections in the following countries that outperformed the general market:
JAPAN
LUXEMBOURG
AUSTRIA
FINLAND
Conversely, the Fund suffered from stock selections in the following countries that underperformed the general market:
UNITED KINGDOM
CANADA
ITALY
SWEDEN

Management's Discussion of Fund Performance
Toreador International Fund
As of April 30, 2017 (Unaudited) — (Continued)

As the Fund invests across its holdings in an approximately equal weighted basis, there are very few differences across its positions in each stock held in the portfolio. However, our largest positions at the fiscal year end were:
OMV AG	1.82%
MIXI INC	1.81%
GESTEVISION TELECINCO SA	1.72%
ACS ACTIVIDADES CONS Y S	1.70%
CHRISTIAN DIOR SE	1.70%

The Fund employs a systematic process that balances valuation, momentum, and corporate performance factors to determine its buy and sell actions.
In any given short-term time period, which we tend to typically define as 5 years or less, the market or markets may seem to irrationally price securities resulting in the Fund's underperformance. However, our experience is that over the long-term, exposure to these factors in the manner we employ tends to result in superior performance.
This fiscal year, the Fund was hurt primarily by holdings in 2 countries – UK & Canada. The Fund was hurt in UK due to Brexit. The vote in favor of UK to exit the EU was unexpected as the stay camp was up in the polls prior to the referendum so when the final votes were tallied, the market reacted forcefully to the unexpected results. While the stock market declined, companies with a higher domestic sales & cost base were hurt much more on fears of slower demand and higher cost due to lower currency value and lower immigrant labor. The Fund's holdings in Bellway Plc, Lloyds Banking & Capita PLC declined more than the market partly to the factors mentioned and as the Fund's aim is to be equal weighted, the impact on the Fund was magnified relative to the overall market cap weighted EAFE index.
Our Canadian holdings also hurt the Fund as we held 2 gold miners – Kinross Gold & Eldorado Gold which declined as gold prices declined due to 2 big factors - the election of Donald Trump as president of the US led to an increase in rate hike expectations and the higher equity markets lowered gold's appeal. Also, India's demonetization (government demonetized 86% of its currency overnight in November) led to a decline in gold demand from one of the biggest gold consumers. Home Capital Group hurt us as it declined due to legal issues related to company disclosures.

Management's Discussion of Fund Performance
Toreador International Fund
As of April 30, 2017 (Unaudited) — (Continued)

The Fund benefited from Japan and Energy/Chemical companies. Our holdings did better in Japan as the companies reported good earnings, especially Mixi Inc., a social networking company, and the banks did better as yields turned positive. Energy holdings such as OMV & Subsea also did better as they cut costs and improved profitable growth. Hitachi Chemical did well as the company benefitted from lower commodity costs.
Looking forward, we expect volatility to increase in markets around the world, which may cause short-term pain and under performance. Our answer to this is we will look to continue buying stocks we believe are miss-priced across countries and sectors. As bottom-up, fundamentally oriented stock pickers, we do not try to forecast country or sector returns to make large bets. Rather we evaluate potential investments, one stock at a time, ensuring its merits rank sufficiently high within our investment criteria to warrant putting your investment capital to work. We do not know how long it will take for such miss-pricings to correct themselves but over time we are confident they will, and your patience with our investment process should be well rewarded.
We thank you for placing your investments and confidence in our Fund.

TOREADOR INTERNATIONAL FUND
Portfolio Holdings by Industry Sector
As of April 30, 2017 (unaudited)

TOREADOR INTERNATIONAL FUND
Comparison of $100,000 Investment
As of April 30, 2017

Institutional Shares
Institutional Class Shares vs. the MSCI EAFE Index

	Institutional Shares
		Average
		Annual Return
	Total Return	Since Inception
	One Year Ended	12/27/12 to
	04/30/17	04/30/17
Toreador International Fund:	8.97%	5.56%
MSCI EAFE Index:	11.29%	5.88%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

TOREADOR INTERNATIONAL FUND
Comparison of $10,000 Investment
As of April 30, 2017

	Investor Shares
		Average
		Annual Return
	Total Return	Since Inception
	One Year Ended	12/27/12 to
	04/30/17	04/30/17
Toreador International Fund:	8.65%	5.29%
MSCI EAFE Index:	11.29%	5.88%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

TOREADOR INTERNATIONAL FUND
Comparison of $10,000 Investment
As of April 30, 2017

	Class C Shares
		Average
		Annual Return
	Total Return	Since Inception
	One Year Ended	12/27/12 to
	04/30/17	04/30/17
Toreador International Fund:	7.86%	4.50%
MSCI EAFE Index:	11.29%	5.88%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

TOREADOR INTERNATIONAL FUND

Schedule of Investments
As of April 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	97.54%
	AUSTRALIA	6.06%
372,444	Genworth Mortgage Insurance	$ 915,942
285,700	Quantas Airways LTD		905,498
179,679	Star Entertainment Group LTD		748,107
215,650	Stockland Corp. LTD		781,812
			3,351,359
	AUSTRIA	1.79%
21,495	OMV AG		989,939
	BELGIUM	1.59%
12,157	KBC Groep NV		877,801
	BERMUDA	1.47%
900,000	Kunlun Energy Co. LTD		813,438
	CANADA	5.79%
16,957	Alimentation Couche-Tard		778,928
230,352	Eldorado Gold Corp.		843,088
30,468	Genworth MI Canada Inc.		755,737
17,000	Home Capital Group Inc.		100,007
34,887	Teck Resources LTD - Class B		722,909
			3,200,669
	CHINA	1.40%
2,027,500	China Cinda Asset Management Co., LTD		771,577
	DENMARK	1.40%
21,657	Danske Bank A/S		786,582
	FINLAND	1.51%
70,342	Stora Enso OYJ-R SHS		836,806
	FRANCE	9.70%
6,860	Atos SE		899,036
3,368	Christian Dior SE		924,430
3,669	Iliad SA		890,933
7,008	Pernod Ricards SA		876,824
18,489	Sanofi ADR		874,530
8,567	Thales SA		900,811
			5,366,564

TOREADOR INTERNATIONAL FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	GERMANY	7.57%
26,074	Freenet AG	$ 818,349
10,505	Fresennius SE & Co KGAA		851,559
12,182	Osram Licht AG		816,038
14,214	Porsche Automobile Holding-P		831,685
19,758	Software AG		869,584
			4,187,215
	GREAT BRITAIN	11.16%
20,800	Berkeley Group Holdings		876,626
52,364	Capita Group PLC		376,624
282,105	Centrica PLC		722,198
43,964	Compass Group PLC		886,063
17,408	Imperial Brands PLC- Spon ADR		865,560
194,000	Indivior PLC		840,711
9,032	Reckitt Benckiser Group		830,835
15,085	Unilever PLC		774,464
			6,173,081
	HONG KONG	5.69%
285,583	Hang Lung Properties LTD		749,013
592,689	New World Development Co., LTD		738,375
956,286	SINO Biopharmaceutical		786,854
978,477	WH Group LTD		874,303
			3,148,545
	IRELAND	1.40%
6,961	Paddy Power Betfair PLC		774,408
	ITALY	2.99%
59,949	ACEA SPA		862,724
178,841	Snam SpA		790,618
			1,653,342
	JAPAN	20.67%
54,200	Astellas Pharma Inc.		713,785
125,000	Chiba Bank LTD		836,548
78,400	Dai Nippon Printing Co., LTD		872,127
29,700	Hitachi Chemical Co. LTD		849,942
22,600	Japan Airlines Co. LTD		713,663

TOREADOR INTERNATIONAL FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	JAPAN (continued)	20.67%
128,200	Mitsubishi UFJ Financial Group Inc.	$ 815,640
17,800	Mixi, Inc.		986,848
284,057	NEC Corp.		705,874
53,800	Orix Corp.		820,973
149,000	Resona Holdings Inc.		828,476
465,000	Shinsei Bank, Ltd.		867,677
22,834	Softbank Group Corp. Unsponsored ADR		865,865
23,650	Sumitomo Mitsui Trust Holdings Inc.		809,833
35,400	Toyota Boshoku Corp.		747,887
			11,435,138
	LUXEMBOURG	1.61%
53,632	Subsea 7 SA		887,978
	NETHERLANDS	2.77%
9,031	LyondellBasell Indu-Class A		765,467
18,571	Sensata Technologies Holding*		764,754
			1,530,221
	NEW ZEALAND	1.36%
431,211	Air New Zealand LTD		754,097
	SPAIN	3.37%
25,007	ACS Actividades Cons Y S		927,066
67,972	Mediaset Espana Comunicacion*		937,086
			1,864,152
	SWEDEN	2.62%
22,930	Swedish Match AB		755,610
170,721	Telia Co. AB		695,037
			1,450,647
	SWITZERLAND	5.62%
11,759	Adecco SA-REG		873,884
12,861	Lafargeholcim LTD		729,445
9,326	Novartis AG-Spon ADR		718,382
36,224	Swiss Re Ltd-Spon ADR		784,974
			3,106,685
	TOTAL COMMON STOCKS
	(Cost: $52,230,123)	97.54%	53,960,244

TOREADOR INTERNATIONAL FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	EXCHANGE TRADED FUNDS	1.58%
	INTERNATIONAL	1.58%
13,700	Ishares MSCI EAFE ETF		$ 874,060
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $844,466)	1.58%	874,060
	TOTAL INVESTMENTS
	(Cost: $53,074,589)	99.12%	54,834,304
	Other assets, net of liabilities	0.88%	484,676
	TOTAL NET ASSETS	100.00%	$ 55,318,980

* Non-income producing
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.

Management's Discussion of Fund Performance
Toreador Explorer Fund
As of April 30, 2017 (Unaudited)

For the fiscal year ended April 30, 2017, the Toreador Explorer Fund's (the "Fund") Investor class shares returned 19.22% versus 25.63% for the Russell 2000 Index. In the same period, the Toreador Explorer Fund's (the "Fund") Institutional Class shares returned 19.53%.
Toreador Explorer Fund utilizes a systematic investment process that emphasizes the following core concepts:
1.	Identify companies trading at a discount to our estimate of the company's intrinsic value;
2.	Identify companies exhibiting improving operating momentum;
3.	Identify companies exhibiting superior price momentum; and
4.	Identify companies exhibiting superior quality traits as defined by our research.

In addition, the Fund aims to be sector neutral to the Russell 2000 Index, and is rebalanced quarterly.
For the year, the Fund mostly benefited from stock selections in the following sectors that outperformed their benchmarks:
1.	Consumer Discretionary
2.	Utilities

Conversely, the Fund mostly suffered from stock selections in the following sectors that underperformed their benchmarks:
1.	Healthcare
2.	Energy

Management's Discussion of Fund Performance
Toreador Explorer Fund
As of April 30, 2017 (Unaudited) — (Continued)

As the Fund invests its holdings in an approximately equal weighted basis within each sector, the weighting differences are small across the Fund's positions. However, we do have some stocks that have performed very well and poorly, which have had relatively big impacts on the overall Fund. Those names are:
Good Performers
1.	Walker & Dunlop (WD)
2.	Fortress Investment (FIG)
3.	Trinet Group (TNET)
4.	Cirrus Logic (CRUS)
5.	Taylor Morrison Home (TMHC)

Poor Performers
1.	Helix Energy Solutions (HLX)
2.	Hertz Global Holdings (HTZ)
3.	Diamond Offshore Drilling (DO)
4.	American Outdoor Brands (AOBC)
5.	Verifone Systems (PAY)

The Russell 2000 Index has seen its value appreciate more than 200% after exiting its great recession trough in February 2009. We continue to believe the US small-mid cap. space is expensive. Therefore, it is absolutely critical to be selective when investing in this space, and purchase companies with: valuation appeal, a solid operational track record, positive momentum indicator, and attractive quality traits. Despite underperforming in 2016, we believe that over time, our selection process will lead to strong and sustainable returns that should achieve our goal of beating the total return of the Russell 2000 Index.
We thank you for placing your investments and confidence in our Fund.

TOREADOR EXPLORER FUND
Portfolio Holdings by Sector
As of April 30, 2017 (unaudited)

TOREADOR EXPLORER FUND
Comparison of $100,000 Investment
As of April 30, 2017

Institutional Shares
Institutional Class Shares vs. the Russell 2000® Index

	Institutional Shares
		Average
		Annual Return
	Total Return	Since Inception
	One Year Ended	06/11/15 to
	04/30/17	04/30/17
Toreador Explorer Fund:	19.53%	3.70%
Russell 2000® Index:	25.63%	6.90%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

The Russell 2000® Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000® Index. The index represents approximately 8% of the total market capitalization of the Russell 3000® Index.

TOREADOR EXPLORER FUND
Comparison of $10,000 Investment
As of April 30, 2017

Investor Shares
Investor Class Shares vs. the Russell 2000® Index

	Investor Shares
		Average
		Annual Return
	Total Return	Since Inception
	One Year Ended	06/30/15 to
	04/30/17	04/30/17
Toreador Explorer Fund:	19.22%	4.16%
Russell 2000® Index:	25.63%	7.74%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

The Russell 2000® Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000® Index. The index represents approximately 8% of the total market capitalization of the Russell 3000® Index.

TOREADOR EXPLORER FUND

Schedule of Investments
As of April 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	96.45%
	CONSUMER DISCRETIONARY	12.62%
7,684	American Axle & Manufacturing Holdings, Inc.*	$ 135,162
2,378	Asbury Automotive Group Inc.*		145,534
2,802	Big Lots, Inc.		141,473
1,283	Cooper Standard Holdings, Inc.*		145,069
7,712	KB Home		158,867
4,255	Meritage Homes Corp.*		165,732
8,771	Pinnacle Entertainment, Inc.*		180,419
6,759	Planet Fitness Inc "A"		140,587
7,087	Taylor Morrison Home Corp. "A"*		163,710
1,938	Tenneco Inc.		122,152
			1,498,705
	CONSUMER STAPLES	3.32%
8,547	Darling Ingredients Inc.*		129,316
2,297	Fresh Del Monte Produce Inc.		140,806
2,192	USANA Health Sciences, Inc.*		124,615
			394,737
	ENERGY	4.20%
6,668	Diamond Offshore Drilling, Inc.*		96,153
18,210	Helix Energy Solutions Group, Inc.*		111,445
6,767	MDU Resources Group, Inc.		182,032
5,056	Unit Corp.*		108,653
			498,283
	FINANCIALS	18.72%
5,916	American Equity Investment Life Holding Co.		140,328
4,927	BofI Holdings, Inc.*		117,706
732	Credit Acceptance Corp.*		148,779
4,230	Customers Bancorp, Inc.*		130,834
4,652	Flagstar Bancorp, Inc.*		136,025
5,170	HFF Inc. - Class A		162,338
5,454	Homestreet Inc.*		141,804
18,143	MFA Financial, Inc.		150,768
14,720	MGIC Investment Corp.		155,149
6,844	Nationstar Mortgage Holdings, Inc.*		110,257
17,703	PennantPark Investment Corp.		141,801
3,561	PRA Group, Inc.*		114,664

TOREADOR EXPLORER FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	FINANCIALS (continued)	18.72%
1,772	Primerica, Inc.	$ 148,494
7,771	Radian Group Inc.		131,174
3,814	Walker & Dunlop Inc.*		171,058
2,301	World Acceptance Corp.*		121,723
			2,222,902
	HEALTH CARE	13.17%
4,081	Akorn, Inc.*		136,509
3,652	AMN Healthcare Services, Inc.*		149,184
931	Chemed Corp.		187,485
4,490	Emergent BioSolutions, Inc.*		134,296
4,799	Enanta Pharmaceuticals, Inc.*		152,368
7,869	The Ensign Group, Inc.		141,249
3,153	HealthSouth Corp.		147,876
3,029	INC Research Holdings Inc.*		136,305
9,275	Innoviva, Inc.*		109,306
2,366	PRA Health Sciences, Inc.*		151,329
678	UnitedHealth Group, Inc.		118,569
			1,564,476
	INDUSTRIAL	13.95%
6,663	Aerojet Rocketdyne Holdings, Inc.*		149,318
2,198	Argan, Inc.		146,936
10,249	CBIZ, Inc.*		161,422
2,105	Deluxe Corp.		151,371
3,979	Generac Holdings Inc.*		139,941
3,240	The Greenbrier Companies, Inc.		140,778
5,968	H&E Equipment Services, Inc.		126,044
2,926	Hawaiian Holdings, Inc.*		158,882
5,510	TriNet Group, Inc.*		161,994
5,902	Triumph Group, Inc.		154,632
13,567	Wesco Aircraft Holdings, Inc.*		164,839
			1,656,157
	INFORMATION TECHNOLOGY	16.53%
5,991	Ciena Corp.*		137,254
2,333	Cirrus Logic, Inc.*		150,129
3,733	CSG Systems International, Inc.		140,025
2,192	ePlus, Inc.*		156,180

TOREADOR EXPLORER FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	INFORMATION TECHNOLOGY (continued)	16.53%
23,336	Extreme Networks, Inc.*	$ 182,371
1,811	j2 Global, Inc.		163,425
2,501	NETGEAR, Inc.*		117,922
3,602	ScanSource, Inc.*		142,279
2,809	Synaptics Inc.*		153,849
1,782	Tech Data Corp.*		170,448
7,822	TiVo Corp.		154,484
8,936	TTM Technologies, Inc.*		149,499
8,852	Vishay Intertechnology, Inc.		144,730
			1,962,595
	MATERIALS	4.36%
7,113	Allegheny Technologies, Inc.		130,524
7,238	Multi Packaging Solutions International LTD*		129,922
13,589	SunCoke Energy, Inc.*		124,611
1,993	Trinseo S.A.		132,335
			517,392
	REAL ESTATE	6.41%
6,256	Empire State Realty Trust, Inc.		130,125
19,927	FelCor Lodging Trust Inc.		154,434
5,541	Mack-Cali Realty Corp.		149,884
2,527	Ryman Hospitality Properties, Inc.		161,172
9,537	TIER REIT Inc.		165,086
			760,701
	TELECOMMUNICATION SERVICES	0.71%
12,602	Vonage Holdings Corp.*		84,559
	UTILITIES	2.46%
3,125	Ormat Technologies Inc.		184,563
2,205	SJW Group		107,692
			292,255
	TOTAL COMMON STOCKS
	(Cost: $10,253,748)	96.45%	11,452,762

TOREADOR EXPLORER FUND
Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	EXCHANGED TRADED FUNDS	2.67%
600	iShares Russell 2000		$ 83,436
2,101	Vanguard Russell 2000		234,493
			317,929
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $301,494)		317,929

	MONEY MARKET FUND	0.55%
64,919	Federated Treasury Obligations Fund 0.60%**		64,919
	TOTAL MONEY MARKET FUND
	(Cost: $64,919)		64,919
	TOTAL INVESTMENTS
	(Cost: $10,620,161)	99.67%	11,835,610
	Other assets, net of liabilities	0.33%	38,699
	NET ASSETS	100.00%	$ 11,874,309

*	Non-Income producing
**	Effective 7 day yield as of April 30, 2017
See Notes to Financial Statements

Management's Discussion of Fund Performance
Toreador Select Fund
As of April 30, 2017 (Unaudited)

From the inception of Feb 1, 2017 for the Investor Shares and Feb. 3, 2017 for the Institutional Shares to the fiscal year end of April 30, 2017, the Toreador Select Fund's (the "Fund") Investor and Institutional class shares returned 3.00% and 2.79%, respectively, versus 5.11% and 4.27%, respectively, for the S&P500 Index.
Toreador Select Fund utilizes a systematic investment process that emphasizes the following core concepts and abide by the following rules:
1.	Identify companies trading at a discount to our estimate of the company's intrinsic value;
2.	Identify companies trading at a discount to its sector peers in the S&P500 index;
3.
Identify companies exhibiting superior quality traits as defined by our research team, such as good wealth creation track record, strong competitive advantage, low correlation with other Fund holdings.

4.	Sector neutral to the S&P500 index and rebalanced every quarter.
5.	Targeted annual turnover below 40%.

We thank you for placing your investments and confidence in our Fund.

TOREADOR SELECT FUND
Portfolio Holdings by Sector
As of April 30, 2017

TOREADOR SELECT FUND
Comparison of $100,000 Investment
As of April 30, 2017

Institutional Shares
Institutional Class Shares vs. S&P 500® Index

Institutional Class Shares
Total Return
Since Inception*
2/3/2017 to 4/30/2017
Toreador Select Fund:	2.79%
S&P 500® Index:	4.27%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.
* Returns are not annualized

TOREADOR SELECT FUND
Comparison of $10,000 Investment
As of April 30, 2017

Investor Shares
Investor Class Shares vs. S&P 500® Index

Investor Class Shares
Total Return
Since Inception*
2/1/2017 to 4/30/2017
Toreador Select Fund:	3.00%
S&P 500® Index:	5.11%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.
*	Returns are not annualized

TOREADOR SELECT FUND

Schedule of Investments
As of April 30, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	97.17%
	CONSUMER DISCRETIONARY	12.57%
867	Darden Restaurants, Inc.	$ 73,860
2,547	LKQ Corp.*		79,568
885	Lowe's Companies, Inc.		75,119
1,967	Michael Kors Holdings LTD*		73,428
925	Scripps Networks Interactive, Inc.		69,116
1,357	Target Corp.		75,789
			446,880
	CONSUMER STAPLES	10.45%
434	Constellation Brands		74,882
912	CVS Health Corp.		75,185
1,137	Tyson Foods Inc. "A"*		73,064
864	Walgreens Boots Alliance, Inc.		74,771
981	Wal-Mart Stores, Inc.		73,752
			371,654
	ENERGY	5.59%
482	Chevron Corp.		51,429
1,058	ConocoPhillips		50,689
1,286	National Oilwell Varco, Inc.		44,972
801	Valero Energy Corp.		51,753
			198,843
	FINANCIALS	13.66%
862	The Allstate Corp.		70,072
542	Ameriprise Financial, Inc.		69,295
2,988	Bank of America Corp.		69,740
819	Capital One Financial Corp.		65,831
803	JP Morgan Chase & Co.		69,861
584	The Travelers Cos., Inc.		71,049
1,507	Unum Group		69,819
			485,667
	HEALTH CARE	13.16%
273	Allergan PLC		66,574
238	Biogen Inc.*		64,548
522	Celgene Corp.*		64,754
880	Danaher Corp.		73,330

TOREADOR SELECT FUND

Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
975	Gilead Sciences, Inc.		66,836
	HEALTH CARE (continued)	13.16%
447	McKesson Corp.	$ 61,816
425	Thermo Fisher Scientific Inc.		70,265
			468,123
	INDUSTRIAL	9.75%
1,548	Quanta Services Inc.*		54,861
565	Rockwell Collins Inc.		58,811
271	Roper Technologies, Inc.		59,268
418	Stanley Black & Decker, Inc.		56,911
691	Stericyle, Inc.*		58,970
518	Union Pacific Corp.		57,995
			346,816
	INFORMATION TECHOLOGY	21.68%
98	Alphabet Inc. Class A*		90,603
579	Apple Inc.		83,173
2,511	Cisco Systems, Inc.		85,550
2,430	eBAY Inc.*		81,186
724	Fiserv, Inc.**		86,257
4,659	HP Inc.		87,682
2,305	Intel Corp.		83,326
747	Mastercard Inc.		86,891
828	NVIDIA Corp.		86,360
			771,028
	MATERIALS	2.60%
1,627	CF Industries Holdings, Inc.		43,506
379	Ecolab Inc.		48,925
			92,431
	REAL ESTATE	2.59%
5,131	Host Hotels & Resorts, Inc.		92,102
	TELECOMMUNICATION SERVICES	2.20%
1,702	Verizon Communications Inc.		78,139

TOREADOR SELECT FUND
Schedule of Investments
As of April 30, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	UTILITIES	2.92%
502	DTE Energy Co.		$ 52,504
1,162	Public Service Enterprise Group		51,186
			103,690
	TOTAL COMMON STOCKS
	(Cost: $ 3,452,158)	97.17%	3,455,373

	EXCHANGE TRADED FUNDS	2.28%
	Large Cap	2.28%
340	SPDR S&P 500 ETF Trust		$ 80,947
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $ 80,917)	2.28%	80,947
	TOTAL INVESTMENTS
	(Cost: $ 3,533,075)	99.45%	3,536,320
	Other assets, net of liabilities	0.55%	19,521
	NET ASSETS	100.00%	$ 3,555,841

* Non-income producing

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Assets & Liabilities
April 30, 2017

		Toreador
	Toreador	International
	Core Fund	Fund
ASSETS
Investments at fair value (identified cost of $99,872,410,
$53,074,589, $10,620,161 and $3,533,075 respectively)	$118,319,160	$54,834,304
Foreign currency at fair value (cost of $33,381)	—	34,170
Cash and cash equivalents	—	379,841
Receivable for securities sold	—	87,481
Receivable for capital stock sold	14,021,563	20,093
Dividends and interest receivable	53,570	309,487
Due from the Advisor	—	—
Prepaid expenses	34,358	49,943
TOTAL ASSETS	132,428,651	55,715,319
LIABILITIES
Payable for securities purchased	12,567,340	300,236
Payable for capital stock redeemed	217,115	25,558
Accrued investment management fees	45,946	48,856
Accrued 12b-1 fees	1,869	296
Accrued administrative and transfer agent	4,351	2,142
Accrued accounting fees	2,736	5,261
Accrued professional fees	18,956	—
Accrued proxy expenses	20,592	9,590
Other accrued expenses	3,503	4,400
TOTAL LIABILITIES	12,882,408	396,339
NET ASSETS	$119,546,243	$55,318,980
Net Assets Consist of:
Paid-in-capital	$96,269,819	$83,724,438
Accumulated net investment income (loss)	310,764	307,736
Accumulated net realized gain (loss) on investments and foreign
currency transactions	4,518,910	(30,467,561)
Net unrealized appreciation (depreciation) of investments and
foreign currency	18,446,750	1,754,367
Net Assets	$119,546,243	$55,318,980

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Assets & Liabilities
April 30, 2017 — (Continued)

		Toreador
	Toreador	International
	Core Fund	Fund
NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$63,034,826	$43,685,587
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	4,030,216	2,422,078
Net Asset Value and Offering Price Per Share	$15.64	$18.04
Short-Term Redemption Fee Price Per Share (A) (B)	$15.33	$17.86
Retail Class Shares:
Net Assets	$56,511,417	N/A
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	3,616,326	N/A
Net Asset Value and Offering Price Per Share	$15.63	N/A
Short-Term Redemption Fee Price Per Share (A)	$15.32	N/A
Investor Class Shares:
Net Assets	N/A	$11,351,115
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	N/A	671,301
Net Asset Value and Offering Price Per Share	N/A	$16.91
Short-Term Redemption Fee Price Per Share (A) (B)	N/A	$16.74
Class C Shares:
Net Assets	N/A	$282,277
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	N/A	19,053
Net Asset Value and Offering Price Per Share	N/A	$14.82
Short-Term CDSC Fee Price Per Share*	N/A	$14.52

(A)	Toreador Core, Toreador Explorer, and Toreador Select Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.
(B)	Toreador International Fund will impose a 1% redemption fee on shares redeemed within 90 days of purchase.
*	Toreador International Fund will imposed a 2% CDSC fee on shares sold within 2 years of purchase.

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Assets & Liabilities
April 30, 2017 — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
ASSETS
Investments at fair value (identified cost of $99,872,410,
$53,074,589 , $10,620,161 and $3,533,075 respectively)	$11,835,610	$3,536,320
Foreign currency at fair value (cost of $33,381)	—	—
Cash and cash equivalents	—	69,706
Receivable for securities sold	—	72,560
Receivable for capital stock sold	16,649	—
Dividends and interest receivable	1,180	3,154
Due from the Advisor	11,605	10,258
Prepaid expenses	14,106	6,152
TOTAL ASSETS	11,879,150	3,698,150
LIABILITIES
Payable for securities purchased	—	139,964
Payable for capital stock redeemed	—	—
Accrued investment management fees	—	—
Accrued 12b-1 fees	120	560
Accrued administrative and transfer agent	667	318
Accrued accounting fees	308	89
Accrued professional fees	—	—
Accrued proxy expenses	3,347	—
Other accrued expenses	399	1,378
TOTAL LIABILITIES	4,841	142,309
NET ASSETS	$11,874,309	$3,555,841
Net Assets Consist of :
Paid-in-capital	$10,682,189	$3,500,949
Accumulated net investment income (loss)	—	2,417
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(23,329)	49,230
Net unrealized appreciation (depreciation) of investments and
foreign currency	1,215,449	3,245
Net Assets	$11,874,309	$3,555,841

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Assets & Liabilities
April 30, 2017 — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$9,171,590	$489,002
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	856,649	47,460
Net Asset Value and Offering Price Per Share	$10.71	$10.30
Short-Term Redemption Fee Price Per Share (A) (B)	$10.50	$10.09
Retail Class Shares:
Net Assets	N/A	N/A
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	N/A	N/A
Net Asset Value and Offering Price Per Share	N/A	N/A
Short-Term Redemption Fee Price Per Share (A)	N/A	N/A
Investor Class Shares:
Net Assets	$2,702,719	$3,066,839
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	253,409	297,892
Net Asset Value and Offering Price Per Share	$10.67	$10.30
Short-Term Redemption Fee Price Per Share (A) (B)	$10.46	$10.09
Class C Shares:
Net Assets	N/A	N/A
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	N/A	N/A
Net Asset Value and Offering Price Per Share	N/A	N/A
Short-Term CDSC Fee Price Per Share*	N/A	N/A

(A)	Toreador Core, Toreador Explorer, and Toreador Select Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.
(B)	Toreador International Fund will impose a 1% redemption fee on shares redeemed within 90 days of purchase.
*	Toreador International Fund will imposed a 2% CDSC fee on shares sold within 2 years of purchase.

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Operations

		Toreador
	Toreador	International
	Core Fund	Fund
	For the	For the
	year ended	year ended
	April 30, 2017	April 30, 2017
INVESTMENT INCOME
Dividend**	$1,761,653	$1,654,449
Interest	767	635
Total investment income	1,762,420	1,655,084
EXPENSES
Investment management fees (Note 2)	917,175	662,333
Administrative Services Plan fees - Retail Class (Note 2)	99,987	—
Rule 12b-1 and servicing fees (Note 2)
Investor Class	—	33,340
C Class	—	2,860
Recordkeeping and fund administrative services (Note 2)	57,908	32,896
Accounting fees (Note 2)	49,880	38,537
Custody fees	18,584	42,125
Transfer agent fees (Note 2)	33,761	22,067
Professional fees	41,352	40,464
Filing and registration fees	92,448	44,500
Trustees fees	4,450	4,030
Compliance fees	7,836	7,134
Shareholder services and reports	16,052	13,168
Shareholder servicing
Institutional Class	45,310	11,028
Investor Class	—	12,504
C Class	—	2,187
Retail Class	—	—
Exchange fees	1,200	1,800
Insurance	9,450	4,915
Proxy fees	85,256	47,997
Other	19,012	14,083
Total expenses	1,499,661	1,037,968
Management fee waivers (Note 2)	(346,289)	—
Net Expenses	1,153,372	1,037,968
Net investment income (loss)	609,048	617,116

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Operations
(Continued)

		Toreador
	Toreador	International
	Core Fund	Fund
	For the	For the
	year ended	year ended
	April 30, 2017	April 30, 2017
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$5,576,530	$(92,709)
Net realized gain (loss) on foreign currency transactions	—	(11,982)
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	16,517,047	3,624,576
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currencies	—	(10,739)
Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	22,093,577	3,509,146
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,702,625	$4,126,262

*	Inception date.
**	Net of foreign tax withheld of $189,129 for Toreador International Fund.

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Operations
(Continued)

	Toreador	Toreador
	Explorer	Select
	Fund	Fund
		For the
		period
	For the	February 1,
	year ended	2017* to
	April 30,	April 30,
	2017	2017
INVESTMENT INCOME
Dividend**	$122,315	$10,484
Interest	602	98
Total investment income	122,917	10,582
EXPENSES
Investment management fees (Note 2)	118,752	6,307
Administrative Services Plan fees - Retail Class (Note 2)	—	—
Rule 12b-1 and servicing fees (Note 2)
Investor Class	6,367	1,507
C Class	—	—
Recordkeeping and fund administrative services (Note 2)	5,343	398
Accounting fees (Note 2)	5,153	422
Custody fees	3,538	1,667
Transfer agent fees (Note 2)	8,137	1,182
Professional fees	39,009	3,391
Filing and registration fees	29,583	1,111
Trustees fees	3,694	23
Compliance fees	6,575	1,750
Shareholder services and reports	25,633	4,329
Shareholder servicing
Institutional Class	8,512	53
Investor Class	2,529	568
C Class	—	—
Retail Class	—	—
Exchange fees	1,200	1,200
Insurance	3,240	—
Proxy fees	9,480	—
Other	11,770	822
Total expenses	288,515	24,730
Management fee waivers (Note 2)	(153,916)	(16,565)
Net Expenses	134,599	8,165
Net investment income (loss)	(11,682)	2,417

See Notes to Financial Statements

TOREADOR FUNDS

Statements of Operations
(Continued)

	Toreador	Toreador
	Explorer	Select
	Fund	Fund
		For the
		period
	For the	February 1,
	year ended	2017* to
	April 30,	April 30,
	2017	2017
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$265,276	$49,230
Net realized gain (loss) on foreign currency transactions	—	—
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	1,618,191	3,245
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currencies	—	—
Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	1,883,467	52,475
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,871,785	$54,892

*	Inception date.
**	Net of foreign tax withheld of $189,129 for Toreador International Fund.

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets

	Toreador		Toreador
	Core Fund		International Fund
	Year ended	Year ended	Year ended	Year ended
	April 30,	April 30,	April 30,	April 30,
	2017	2016	2017	2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$609,048 $	671,723	$617,116	$681,318
Net realized gain (loss) on investments
and foreign currency transactions	5,576,530	6,923,055	(104,691)	(2,845,551)
Net increase (decrease) in
unrealized appreciation
(depreciation) of investments and
foreign currencies	16,517,047	(21,664,329)	3,613,837	(4,527,326)
Increase (decrease) in net assets
from operations	22,702,625	(14,069,551)	4,126,262	(6,691,559)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(524,518)	(490,582)	(424,695)	(431,643)
Retail Class (A)	(217,806)	(213,735)	—	(134,938)
Investor Class	—	—	(45,817)	—
Class C	—	—	—	—
Net realized gains
Institutional Class	(3,172,201)	(1,371,924)	—	—
Retail Class (A)	(1,989,702)	(1,110,044)	—	—
Investor Class	—	—	—	—
Class C	—	—	—	—
Decrease in net assets
from distributions	(5,904,227)	(3,186,285)	(470,512)	(566,581)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	7,736,322	37,714,256	7,327,682	14,792,846
Retail Class (A)	22,620,239	21,688,670	—	—
Investor Class	—	—	3,141,401	4,465,731
Class C			14,430	13,891
Distributions reinvested
Institutional Class	2,119,912	1,137,226	106,002	135,354
Retail Class (A)	2,040,520	1,197,852	—	—
Investor Class			44,529	131,395
Class C			—	—
Shares redeemed
Institutional Class	(28,396,333)**	(34,616,075)**	(13,626,112)	(12,238,037)
Retail Class (A)	(29,833,032)**	(34,194,082)**	—	—
Investor Class	—	—	(9,750,393)	(6,473,745)
Class C	—	—	(51,317)	(117,350)
Increase (decrease) in net assets from
capital stock transactions	(23,712,372)	(7,072,153)	(12,793,778)	710,085

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Core Fund		International Fund
	Year ended	Year ended	Year ended	Year ended
	April 30,	April 30,	April 30,	April 30,
	2017	2016	2017	2016
NET ASSETS
Increase (decrease) during period	$(6,913,974)	$(24,327,989)	$(9,138,028)	$(6,548,055)
Beginning of period	126,460,217	150,788,206	64,457,008	71,005,063
End of period***	$119,546,243	$126,460,217	$55,318,980	$64,457,008
*** Includes undistributed net
investment income (loss) of:	$310,764	$267,507	$307,736	$446,127

*	Inception date.
**	Reflects redemption fees of $- and $68 in the Institutional Class and $- and $4 in the Retail Class.
(A)	Retail Class shares are only applicable to the Toreador Core Fund

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Explorer Fund		Select Fund
		For the period	For the period
	Year ended	June 11, 2015* to	February 1, 2017* to
	April 30, 2017	April 30, 2016	April 30, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(11,682)	$(2,834)	$2,417
Net realized gain (loss) on investments
and foreign currency transactions	265,276	(288,605)	49,230
Net increase (decrease) in
unrealized appreciation
(depreciation) of investments and
foreign currencies	1,618,191	(402,742)	3,245
Increase (decrease) in net assets
from operations	1,871,785	(694,181)	54,892
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	—	—
Retail Class (A)	—	—	—
Investor Class	—	—	—
Class C	—	—	—
Net realized gains
Institutional Class	—	—	—
Retail Class (A)	—	—	—
Investor Class	—	—	—
Class C	—	—	—
Decrease in net assets from distributions	—	—	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	1,251,801	8,317,409	479,750
Retail Class (A)	—	—	—
Investor Class	766,109	2,816,264	3,075,616
Class C		—	—
Distributions reinvested
Institutional Class	—	—	—
Retail Class (A)	—	—	—
Investor Class	—	—	—
Class C		—	—
Shares redeemed
Institutional Class	(543,961)	(706,003)	—
Retail Class (A)	—	—	—
Investor Class	(902,243)	(302,671)	(54,417)
Class C	—	—	—
Increase (decrease) in net assets from
capital stock transactions	571,706	10,124,999	3,500,949

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Explorer Fund		Select Fund
		For the period	For the period
	Year ended	June 11, 2015* to	February 1, 2017* to
	April 30, 2017	April 30, 2016	April 30, 2017
NET ASSETS
Increase (decrease) during period	$2,443,491	$9,430,818	$3,555,841
Beginning of period	9,430,818		—
End of period***	$11,874,309	$9,430,818	$3,555,841
*** Includes undistributed net investment
income (loss) of:	$—	$—	$2,417

*	Inception date.
**	Reflects redemption fees of $- and $68 in the Institutional Class and $- and $4 in the Retail Class.
(A)	Retail Class shares are only applicable to the Toreador Core Fund

See Notes to Financial Statements

TOREADOR CORE FUND

Financial Highlights

Selected per Share Data Throughout each Year

Institutional Class Shares
Years ended April 30
2017	2016	2015	2014	2013

Net asset value, beginning of year	$13.20	$14.68	$13.88	$12.21	$10.83

Investment activities
Net investment income (loss)(1)	0.10	0.08	0.06	0.05	0.08
Net realized and unrealized gain (loss) on
on investments and options contracts
purchased	3.25	(1.25)	1.86	2.84	1.77
Total from investment activities	3.35	(1.17)	1.92	2.89	1.85

Distributions
Net investment income	(0.13)	(0.08)	(0.04)	(0.04)	(0.09)
Net realized gain	(0.78)	(0.23)	(1.08)	(1.18)	(0.38)
Total distributions	(0.91)	(0.31)	(1.12)	(1.22)	(0.47)
Paid-in capital from redemption fees	—	—	(A)	—	(A)	—	(A)	—	(A)

Net asset value, end of year	$15.64	$13.20	$14.68	$13.88	$12.21
Total Return	25.87%	(8.12%)	13.86%	23.97%	17.69%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.40%	1.18%	1.25%	1.33%	1.49%
Expenses, excluding proxy costs and
before management fee waivers
and reimbursements	1.32%	NA	NA	NA	NA
Expenses, net of management fee
waivers and reimbursements	1.03%	0.95%	0.95%	0.95%	0.95%
Expenses, excluding proxy costs and
net of management fee waivers
and reimbursements	0.95%	NA	NA	NA	NA
Net investment income (loss)	0.70%	0.56%	0.45%	0.39%	0.70%
Portfolio turnover rate	70.65%	67.73%	64.00%	95.00%	77.00%
Net assets, end of year (000's)	$63,035	$71,174	$76,495	$48,047	$24,901

(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

TOREADOR CORE FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Year

Institutional Class Shares
Years ended April 30
2017	2016	2015	2014	2013
Net asset value, beginning of year	$13.19	$14.66	$13.87	$12.20	$10.82

Investment activities
Net investment income (loss)(1)	0.06	0.04	0.02	0.01	0.06
Net realized and unrealized gain (loss) on
on investments and options contracts
purchased	3.25	(1.24)	1.85	2.85	1.76
Total from investment activities	3.31	(1.20)	1.87	2.86	1.82

Distributions
Net investment income	(0.09)	(0.04)	—	(0.01)	(0.06)
Net realized gain	(0.78)	(0.23)	(1.08)	(1.18)	(0.38)
Total distributions	(0.87)	(0.27)	(1.08)	(1.19)	(0.44)
Paid-in capital from redemption fees	—	—	(A)	—	(A)	—	(A)	—	(A)

Net asset value, end of year	$15.63	$13.19	$14.66	$13.87	$12.20
Total Return	25.53%	(8.30%)	13.57%	23.72%	17.37%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.58%	1.43%	1.50%	1.58%	1.73%
Expenses, excluding proxy costs and
before management fee waivers
and reimbursements	1.50%	NA	NA	NA	NA
Expenses, net of management fee
waivers and reimbursements	1.28%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding proxy costs and net
of management fee waivers
and reimbursements	1.20%	NA	NA	NA	NA
Net investment income (loss)	0.45%	0.31%	0.20%	0.15%	0.44%
Portfolio turnover rate	70.65%	67.73%	64.00%	95.00%	77.00%
Net assets, end of year (000's)	$56,511	$55,286	$74,294	$51,700	$29,109

(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

		Institutional Class Shares
			Period
			September 1,
	Year	Year	2014
	ended	ended	to
	April 30,	April 30,	April 30,		Years ended August 31,
	2017	2016	2015(2)		2014	2013(B)	2012

Net asset value, beginning
of period	$16.71	$18.54	$18.73		$16.15	$14.79	$22.30

Investment activities
Net investment income (loss)(1)	0.19	0.19	0.10		0.29	(0.07)	(0.08)
Net realized and unrealized gain
(loss) on
on investments and foreign
currency transactions	1.29	(1.86)	(0.15)		2.29	1.43	(7.43)
Total from investment activities	1.48	(1.67)	(0.05)		2.58	1.36	(7.51)

Distributions
Net investment income	(0.15)	(0.16)	(0.14)		—	—	—
Total distributions	(0.15)	(0.16)	(0.14)		—	—	—

Net asset value, end of period	$18.04	$16.71	$18.54		$18.73	$16.15	$14.79
Total Return	8.97%	(9.03%)	(0.19	%)**	15.98%	9.20%	(33.68%)

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.72%	1.58%	1.64	%*	2.05%	3.49%	3.88	%(A)
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements
and recovery of previously
waived fees	1.64%	N/A	N/A		N/A	N/A	N/A
Expenses, net of management fee
waivers, expense reimbursements
and recovery of previously
waived fees	1.72%	1.58%	1.75	%*	1.75%	2.02%	2.93	%(A)
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	1.64%	N/A	N/A		N/A	N/A	N/A
Net investment income (loss)	1.15%	1.09%	0.89	%*	1.55%	(0.45%)	(0.43%)
Portfolio turnover rate	33.87%	60.30%	39.73	%**	162.80%	224.42%	37.69%
Net assets, end of period (000's)	$43,686	$46,931	$49,291		$48,391	$1,151	$620

*	Annualized
**	Not annualized
(A)
Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund's investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

			Investor Class Shares(2)
			Period
			September 1,
	Year	Year	2014
	ended	ended	to
	April 30,	April 30,	April 30,		Years ended August 31,
	2017	2016	2015(3)		2014	2013(B)	2012

Net asset value, beginning
of period	$15.62	$17.34	$17.52		$15.14	$13.90	$20.92

Investment activities
Net investment income (loss)(1)	0.13	0.13	0.07		0.22	(0.10)	(0.12)
Net realized and unrealized gain
(loss) on
investments and foreign
currency transactions	1.21	(1.73)	(0.14)		2.16	1.34	(6.90)
Total from investment activities	1.34	(1.60)	(0.07)		2.38	1.24	(7.02)

Distributions
Net investment income	(0.05)	(0.12)	(0.11)		—	—	—
Net realized gain	—	—	—		—	—	—
Total distributions	(0.05)	(0.12)	(0.11)		—	—	—

Net asset value, end of period	$16.91	$15.62	$17.34		$17.52	$15.14	$13.90
Total Return	8.65%	(9.26%)	(0.34	%)**	15.72%	8.92%	(33.56%)

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.04%	1.83%	1.89	%*	2.30%	3.74%	4.13	%(A)
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements
and recovery of previously
waived fees	1.96%	N/A	N/A		N/A	N/A	N/A
Expenses, net of management fee
waivers, expense reimbursements
and recovery of previously
waived fees	2.04%	1.83%	2.00	%*	2.00%	2.27%	3.18	%(A)
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	1.96%	N/A	N/A		N/A	N/A	N/A
Net investment income (loss)	0.83%	0.84%	0.64	%*	1.30%	(0.70%)	(0.68%)
Portfolio turnover rate	33.87%	60.30%	39.73	%**	162.80%	224.42%	37.69%
Net assets, end of period (000's)	$11,351	$17,228	$21,271		$17,499	$9,179	$10,885

*	Annualized
**	Not annualized
(A)
Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund's investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares.
(3)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

			Class C Shares
			Period
			September 1,
	Year	Year	2014
	ended	ended	to
	April 30,	April 30,	April 30,		Years ended August 31,
	2017	2016	2015(3)		2014	2013(B)	2012

Net asset value, beginning
of period	$13.74	$15.27	$15.40		$13.39	$12.39	$18.78

Investment activities
Net investment income (loss)(1)	0.01	0.01	(0.01)		0.08	(0.19)	(0.22)
Net realized and unrealized gain
(loss) on
investments and foreign
currency transactions	1.07	(1.54)	(0.12)		1.93	1.19	(6.17)
Total from investment activities	1.08	(1.53)	(0.13)		2.01	1.00	(6.39)

Net asset value, end of period	$14.82	$13.74	$15.27		$15.40	$13.39	$12.39
Total Return	7.86%	(10.02%)	(0.84	%)**	15.01%	8.07%	(34.03%)

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.46%	2.58%	2.64	%*	3.05%	4.49%	4.89	%(A)
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements
and recovery of previously
waived fees	3.38%	N/A	N/A		N/A	N/A	N/A
Expenses, net of management fee
waivers, expense reimbursements
and recovery of previously
waived fees	2.83%	2.58%	2.75	%*	2.75%	3.02%	3.94	%(A)
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	2.75%	N/A	N/A		N/A	N/A	N/A
Net investment income (loss)	0.04%	0.09%	(0.11	%)*	0.55%	(1.45%)	(1.43%)
Portfolio turnover rate	33.87%	60.30%	39.73	%**	162.80%	224.42%	37.69%
Net assets, end of period (000's)	$282	$298	$446		$494	$447	$659

*	Annualized
**	Not annualized
(A)
Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund's investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR EXPLORER FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Institutional Class Shares

		Period
	Year ended	June 11, 2015* to
	April 30, 2017	April 30, 2016

Net asset value, beginning of period	$8.96	$10.00

Investment activities
Net investment income (loss)(1)	— (2)	—	(2)
Net realized and unrealized gain (loss) on
investments	1.75	(1.04)

Total from investment activities	1.75	(1.04)

Net asset value, end of period	$10.71	$8.96

Total Return	19.53%	(10.40	%)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.71%	2.63	%**
Expenses, excluding proxy costs and before
management fee waivers and
Reimbursements	2.62%	2.63	%**
Expenses, net of management fee waivers and
reimbursements	1.23%	1.14	%**
Expenses, excluding proxy costs and net of
management fee waivers and
reimbursements	1.14%	1.14	%**
Net investment income (loss)	(0.05%)	(0.01	%)**
Portfolio turnover rate	73.93%	147.10	%***
Net assets, end of period (000's)	$9,172	$7,048

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
(2)	Less than $0.01 per share.

See Notes to Financial Statements

TOREADOR EXPLORER FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period
	Investor Class Shares

		Period
	Year ended	June 30, 2015* to
	April 30, 2017	April 30, 2016

Net asset value, beginning of period	$8.95	$9.90

Investment activities
Net investment income (loss)(1)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on
investments	1.75	(0.94)

Total from investment activities	1.72	(0.95)

Net asset value, end of period	$10.67	$8.95

Total Return	19.22%	(9.60	%)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.96%	2.88	%**
Expenses, excluding proxy costs and before
management fee waivers and
reimbursements	2.87%	2.88	%**
Expenses, net of management fee waivers and
reimbursements	1.48%	1.39	%**
Expenses, excluding proxy costs and net of
management fee waivers and
reimbursements	1.39%	1.39	%**
Net investment income (loss)	(0.30%)	(0.19	%)**
Portfolio turnover rate	73.93%	147.10	%***
Net assets, end of period (000's)	$2,703	$2,383

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

TOREADOR SELECT FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Institutional Class Shares

	Period
	February 3, 2017* to
	April 30, 2017

Net asset value, beginning of period	$10.02
Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.27

Total from investment activities	0.28

Net asset value, end of period	$10.30
Total Return	2.79	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.31	%**
Expenses, net of management fee waivers and reimbursements	0.95	%**
Net investment income (loss)	0.56	%**
Portfolio turnover rate	131.67	%***
Net assets, end of period (000's)	$489

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

TOREADOR SELECT FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Investor Class Shares
	Period
	February 1, 2017* to
	April 30, 2017

Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.29

Total from investment activities	0.30

Net asset value, end of period	$10.30
Total Return	3.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.56	%**
Expenses, net of management fee waivers and reimbursements	1.20	%**
Net investment income (loss)	0.31	%**
Portfolio turnover rate	131.67	%***
Net assets, end of period (000's)	$3,067

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017

Note 1 – Significant Accounting Policies
The Toreador Core Fund, the Toreador International Fund, the Toreador Explorer Fund, and the Toreador Select Fund (the "Funds") are a series of the World Funds Trust (the "Trust") which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management company. The Toreador Core Fund, the Toreador Explorer Fund and the Toreador Select Fund are diversified series. The Toreador International Fund is a non-diversified series. The Toreador Core Fund was established in December 2005 as a series of Unified Series Trust ("UST"). On May 8, 2015, the Toreador Core Fund ("Core Fund") was reorganized from UST into the Trust. The Toreador International Fund ("International Fund"), formerly the Third Millennium Russia Fund, is a non-diversified series of the Trust which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The International Fund was established in June, 1998 as a series of The World Funds, Inc. ("TWF"). Initial outside investors purchased Class A shares of the International Fund on June 29, 1998. However, investment operations of the International Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment adviser to the International Fund and to change the International Fund's investment objective and strategy from a Russia focused fund to an international fund. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the International Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust's Board approved that the fiscal year end for the International Fund be set as April 30. The Toreador Explorer Fund ("Explorer Fund") commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Toreador Select Fund ("Select Fund") commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.
The investment objective of the Funds is to seek long-term capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

Security Valuation
The Funds' securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds' officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.
Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.
The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value ("NAV") per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.
When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Funds' NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Funds' investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' investments as of April 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
Core Fund
Common Stocks	$102,412,629	$—	$—	$102,412,629
Exchange Traded Funds	13,521,872	—	—	13,521,872
Money Market Fund	2,384,659	—	—	2,384,659

	$118,319,160	$—	$—	$118,319,160

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
International Fund
Common Stock
Australia	$3,351,359	$—	$—	$3,351,359
Austria	989,939	—	—	989,939
Belgium	877,801	—	—	877,801
Bermuda	813,438	—	—	813,438
Canada	3,200,669	—	—	3,200,669
China	771,577	—	—	771,577
Denmark	786,582	—	—	786,582
Finland	836,806	—	—	836,806
France	5,366,564	—	—	5,366,564
Germany	4,187,215	—	—	4,187,215
Great Britain	6,173,081	—	—	6,173,081
Hong Kong	3,148,545	—	—	3,148,545
Ireland	774,408	—	—	774,408
Italy	1,653,342	—	—	1,653,342
Japan	11,435,138	—	—	11,435,138
Luxembourg	887,978	—	—	887,978
Netherlands	1,530,221	—	—	1,530,221
New Zealand	754,097	—	—	754,097
Spain	1,864,152	—	—	1,864,152
Sweden	1,450,647	—	—	1,450,647
Switzerland	3,106,685	—	—	3,106,685
Total Common Stocks	53,960,244	—	—	53,960,244
Exchange Traded Funds	874,060	—	—	874,060

	$54,834,304	$—	$—	$54,834,304
Explorer Fund
Common Stocks	$11,452,762	$—	$—	$11,452,762
Exchange Traded Funds	317,929	—	—	317,929
Money Market Fund	64,919	—	—	64,919

	$11,835,610	$—	$—	$11,835,610
Select Fund
Common Stocks	$3,455,373	$—	$—	$3,455,373
Exchange Traded Funds	80,947	—	—	80,947

	$3,536,320	$—	$—	$3,536,320

Refer to the Funds' Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the year ended April 30, 2017 for any of the Funds. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended April 30, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Cash and Cash Equivalents
Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed the Funds' tax positions for each of the open tax years (2014-2016) for Core Fund, International Fund, and Explorer Fund, and since inception for Select or expected to be taken in the Funds' 2017 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds' tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2017, such reclassifications increased accumulated net investment income and decreased accumulated net realized gain on investments by $176,533 for the Core Fund, increased paid-in capital by $273,013, decreased

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

accumulated net investment income by $284,995 and decreased accumulated net realized losses by $11,982 for International Fund and decreased paid-in capital and accumulated net investment loss by $11,682 for the Explorer Fund. There were no such reclassifications for the Select Fund.
Class Net Asset Values and Expenses
All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.
The Core Fund currently offers two classes of shares: Institutional Class and Retail Class shares. The International Fund offers three classes of shares: Institutional Class, Investor Class, and Class C shares. The Explorer and Select Funds can each offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Retail Class, Institutional Class, and Investor Class shares for Core Fund, Explorer Fund and Select Fund include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase. The Investor Class and Institutional Class shares for International Fund include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. The Class C Shares may be subject to a 2% contingent deferred sales charge on proceeds that are redeemed within two years of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust, First Dominion Capital Corp ("FDCC").
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Note 2 – Investment Advisory And Distribution Agreements and Other Transactions With Affiliates
Pursuant to Investment Advisory Agreements, the Funds' investment advisor, Toreador Research & Trading, LLC ("TRT") provides investment services for an annual fee on the average daily net assets of the Funds.
TRT received, waived, and reimbursed expenses for the year ended April 30, 2017 for Core Fund, International Fund, and Explorer Fund and during the period February 1, 2017 to April 30, 2017 for Select Fund as follows:

		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
Core	0.90%	$917,175	$346,289	$—
International	1.15%	662,333	—	—
Explorer	1.14%	118,752	118,752	35,164
Select	0.90%	6,307	6,307	10,258

TRT has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, fees paid pursuant to any administrative services plan (Retail only), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 1.75%, 1.14%, and 0.95% of the average daily net assets of the Core Fund, International Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by TRT is subject to repayment by the respective fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the respective fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to August 31, 2018 unless mutually agreed to in writing by the parties.

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

The total amounts of recoverable reimbursements for the Funds as of April 30, 2017, and expiration dates are as follows:
		Recoverable Reimbursements and Expiration Dates
Fund	2018	2019	2020	Total
Core	$391,710	$341,634	$346,289	$1,079,633
International	—	—	—	—
Explorer	—	78,578	153,916	232,494
Select	—	—	16,565	16,565

Each of the Funds has adopted Distribution Plans with respect to Investor Class and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to each of the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund's shares (this compensation is commonly referred to as "12b-1 fees"). The Distribution Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund's Investor Class Shares and 1.00% of the average daily net assets of each Fund's Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund's shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class Shares and the Retail Class Shares are sold without the imposition of 12b-1 fees.
The Toreador Core Fund has adopted an Administrative Services Plan with respect to Retail Shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund's Retail Shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Shares shareholders pursuant to a written agreement with the Fund or the Fund's distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund's Retail Shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Retail Shares beneficially owned by the financial

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

intermediary's customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund's Retail Shares because these fees are paid out of the assets of the Retail Shares on an on-going basis.
Each of the Funds has adopted a shareholder service plan with respect to its Investor, Class C and Institutional Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.
For the year ended April 30, 2017 for Core Fund, International Fund and Explorer Fund, and during the period February 1, 2017 to April 30, 2017 for the Select Fund, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Retail	Administrative Services	$ 99,987
Core	Institutional	Shareholder Service	45,310
International	Investor	12b-1	33,340
International	C Class	12b-1	2,860
International	Institutional	Shareholder Service	11,028
International	Investor	Shareholder Service	12,504
International	C Class	Shareholder Service	2,187
Explorer	Investor	12b-1	6,367
Explorer	Institutional	Shareholder Service	8,512
Explorer	Investor	Shareholder Service	2,529
Select	Investor	12b-1	1,507
Select	Institutional	Shareholder Service	53
Select	Investor	Shareholder Service	568

First Dominion Capital Corp. ("FDCC") acts as the Funds' principal underwriter in the continuous public offering of the Funds' shares. For the year ended April 30, 2017, FDCC received no underwriting fees from the sale of the Funds' shares. In addition, FDCC receives a deferred sales charge ("DSC") of 2% of Class C share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended April 30, 2017, FDCC received no CDSC fees.

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

Commonwealth Fund Services, Inc. ("CFS"), acts as the Funds' administrator and as transfer and dividend disbursing agent for Core, International, Explorer and Select, and as accounting agent for Core, Explorer and Select. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended April 30, 2017 for Core Fund, International Fund and Explorer Fund and during the period February 1, 2017 to April 30, 2017 for Select Fund, the following fees were earned:

		Transfer
Fund	Administration	Agent	Accounting
Core	$57,908	$33,761	$49,880
International	32,896	22,067	—
Explorer	5,343	8,137	5,153
Select	398	1,182	422

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2017 for Core Fund, International Fund and Explorer Fund, and during the period February 1, 2017 to April 30, 2017 for the Select Fund, were as follows:

Fund	Purchases	Sales
Core	$73,318,473	$105,184,948
International	19,367,021	31,365,968
Explorer	8,161,147	7,557,851
Select	6,824,330	3,340,485

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

may also result from the treatment of short-term gains as ordinary income for tax purposes.
For the year ended April 30, 2017 and the period ended April 30, 2016 for Explorer Fund, and the period February 1, 2017 to April 30, 2017 for Select Fund, there were no distributions paid. The tax character of distributions paid during the year ended April 30, 2017 and April 30, 2016 for Core Fund and International Fund, were as follows:

	Core Fund
	Year ended	Year ended
	April 30, 2017	April 30, 2016
Distributions paid from:
Ordinary income	$1,176,324	$713,126
Accumulated net realized gain on investments	4,727,903	2,473,159
	$5,904,227	$3,186,285

	International Fund
	Year ended	Year ended
	April 30, 2017	April 30, 2016
Distributions paid from:
Ordinary income	$470,512	$566,581

As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Core	International	Explorer	Select
	Fund	Fund	Fund	Fund
Accumulated net investment income	$498,926	$321,884	$—	$2,417
Accumulated net realized gain (loss)
of investments	4,337,781	—	—	49,371
Other realized losses	—	(30,301,738)	(23,329)	—
Post-October losses	—	(171,783)	—	—
Net unrealized appreciation
(depreciation) of investments	18,439,717	1,746,179	1,215,449	3,104
	$23,276,424	$(28,405,458)	$1,192,120	$54,892

Losses incurred after October 31 (Post-October capital and currency losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year. As of April 30, 2017, the International Fund had a $14,148 Post-October currency loss and a $157,635 capital loss.
Under the Regulated Investment Company Modernization Act of 2010 ("2010 Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
As of April 30, 2017, the International Fund and Explorer Fund have a capital loss carry forward of $30,301,738 and $23,329, respectively, available to offset future capital gains, if any. To the extent that this carry forward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of the International carryforward will expire in 2018. $9,392,280 and $23,329 for International Fund and Explorer Fund, respectively, may be carried forward indefinitely of which $3,864,748 is considered short-term and $5,527,532 is considered long-term for International Fund and $23,329 retains the character of short-term capital loss for Explorer Fund.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Core	$99,879,443	$21,387,727	$(2,948,010)	$18,439,717
International	53,082,777	7,543,879	(5,792,352)	1,751,527
Explorer	10,620,161	1,681,137	(465,688)	1,215,449
Select	3,533,216	92,724	(89,620)	3,104

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to tax deferral losses on wash sales.

Note 5 – Capital Stock Transactions

Shares of beneficial interest transactions for the Funds were:

	Core Fund
	Year ended April 30, 2017
	Institutional Class Shares	Retail Class Shares
Shares sold	523,474	1,471,492
Shares reinvested	144,704	139,285
Shares redeemed	(2,029,598)	(2,187,371)
Net increase (decrease)	(1,361,420)	(576,594)

TOREADOR FUNDS

Notes to the Financial Statements

April 30, 2017 — (Continued)
	Core Fund
	Year ended April 30, 2016
	Institutional Class Shares	Retail Class Shares
Shares sold	2,664,262	1,578,216
Shares reinvested	81,230	85,561
Shares redeemed	(2,565,046)	(2,538,421)
Net increase (decrease)	180,446	(874,644)

	International Fund
	Year ended April 30, 2017
	Institutional	Investor Class	C Class
	Class Shares	Shares	Shares
Shares sold	438,759	199,711	1,050
Shares reinvested	6,468	2,899	—
Shares redeemed	(830,891)	(634,138)	(3,688)
Net increase (decrease)	(385,664)	(431,528)	(2,638)

	International Fund
	Year ended April 30, 2016
	Institutional	Investor Class	C Class
	Class Shares	Shares	Shares
Shares sold	883,402	287,064	1,023
Shares reinvested	7,986	8,285	—
Shares redeemed	(742,024)	(419,425)	(8,525)
Net increase (decrease)	149,364	(124,076)	(7,502)

	Explorer Fund
	Year ended April 30, 2017
	Institutional Class Shares	Investor Class Shares
Shares sold	125,796	80,493
Shares reinvested	—	—
Shares redeemed	(55,502)	(93,346)
Net increase (decrease)	70,294	(12,853)

	Explorer Fund
	Period ended April 30, 2016*
	Institutional Class Shares	Investor Class Shares
Shares sold	865,978	299,730
Shares reinvested	—	—
Shares redeemed	(79,632)	(33,468)
Net increase (decrease)	786,355	266,262

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

	Select Fund
	Period ended April 30, 2017**
	Institutional Class Shares	Investor Class Shares
Shares sold	47,460	303,269
Shares reinvested	—	—
Shares redeemed	—	(5,377)
Net increase (decrease)	47,460	297,892

*	Inception date for the Institutional Class and Investor Class for Explorer Fund were June 11, 2015 and June 30, 2015, respectively.
**	Inception date for the Institutional Class and Investor Class for Select Fund were February 3, 2017 and February 1, 2017, respectively.

Note 6 – New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (the "SEC") released its final rule on Investment Company Reporting Modernization (the "Rule"). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds' current financial statement presentation and expects that the Funds will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.
Note 7– Subsequent Events
A Special Meeting of the Shareholders of the Core, International and Explorer Funds ("Toreador Funds"), each a portfolio series of WFT, will be held on August 15, 2017 for the purpose of considering the approval of (i) revisions to the Toreador Funds' fundamental investment restrictions; (ii) a new investment advisory agreement for the Toreador Funds; and (iii) the reorganization of the Retail Class Shares of the Toreador Core Fund into a newly created Investor Class Shares imposing a Rule 12b-1 fee. These proposals are designed, in part, to modernize and streamline the Toreador Funds' operations and to harmonize the advisory agreements and investment restrictions of all the Funds (which includes the Toreador Funds as well as another series portfolio the Toreador Select Fund). Each Toreador Fund that is the subject of this proxy was organized by different registrants, at different times and through different service providers. As a result, each of these Toreador Fund's class structures, fundamental policies and contractual arrangements vary across the fund complex. While the Toreador Funds

TOREADOR FUNDS
Notes to the Financial Statements
April 30, 2017 — (Continued)

have operated adequately in spite of these differences, the Board of Trustees of the Trust believes, after discussions with Toreador Research & Trading, LLC, the investment adviser to the Toreador Funds and Trust management, that the Toreador Funds would benefit if initiatives were undertaken to provide uniformity amongst the Funds.
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

TOREADOR FUNDS
Report of Independent Registered Public Accounting Firm
April 30, 2017

To the Shareholders of the Toreador Core Fund, the Toreador International Fund, the Toreador Explorer Fund, the Toreador Select Fund and the Board of Trustees of the World Funds Trust
We have audited the accompanying statement of assets and liabilities of the Toreador Core Fund, Toreador International Fund, Toreador Explorer Fund, and Toreador Select Fund (the "Funds"), each a series of World Funds Trust, including the schedules of investments, as of April 30, 2017 and the related statement of operations for the year then ended (with respect to the Toreador Select Fund, for the period February 1, 2017 (commencement of operations) to April 30, 2017), the statement of changes in net assets for each of the two years in the period then ended (with respect to the Toreador Explorer Fund, for the year then ended and for the period June 11, 2015 (commencement of operations) to April 30, 2016, and with respect to the Toreador Select Fund, for the period February 1, 2017 (commencement of operations) to April 30, 2017), and the financial highlights with respect to the Toreador Core Fund, for each of the two years in the period then ended, with respect to the Toreador International Fund, for each of the two years in the period then ended, for the period September 1, 2014 to April 30, 2015, and for each of the three years in the period ended August 31, 2014, with respect to the Toreador Explorer Fund for the year then ended and for the period June 11, 2015 (commencement of operations) to April 30, 2016, and with respect to the Toreador Select Fund, for the period February 1, 2017 (commencement of operations) to April 30, 2017. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. With respect to the Toreador Core Fund, the financial highlights for each of the three years in the period ended April 30, 2015 were audited by other auditors, and in their opinion dated June 25, 2015, the other auditors expressed an unqualified opinion on such financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Toreador Core Fund, Toreador Explorer Fund, Toreador International Fund, and Toreador Select Fund as of April 30, 2017, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia,	Pennsylvania
June 29, 2017

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

Non-Interested Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee

David J. Urban	Indefinite,	Dean, Jones College of Business, Middle	49	None
(62)	Since	Tennessee State University since July
Trustee	June 2010	2013; Virginia Commonwealth University,
Professor of Marketing from 1989 to 2013.

Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy & Johnstone,	49	None
(59)	Since	P.C., accounting firm, since 2008.
Trustee	June 2010

Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community Financial	49	Independent Trustee
(82)	Since	Institutions Consulting (bank consulting)		of Gardner Lewis
Trustee	August 2013	since 1997 to present.		Investment Trust for
the one series of that
trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

Supplemental Information World Funds Trust (The "Trust")

April 30, 2017 (unaudited) — (Continued)

Officers Who are not Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position(s)	Time	During the	Overseen	Held By
with the Trust	Served	Past Five Years	by Trustee	Trustee

John Pasco III	Indefinite,	President, Treasurer and Director of	N/A	N/A
(72)	Since	Commonwealth Fund Services, Inc., the
President and Principal	June 2010	Trust's Administrator, Transfer Agent,
Executive Officer		Disbursing Agent, and Accounting Services
Agent since 1993; and President and
Director of First Dominion Capital Corp.,
the Trust's underwriter. Mr. Pasco is a
certified public accountant.

Karen M. Shupe	Indefinite,	Managing Director of Fund Operations,	N/A	N/A
(53)	Since	Commonwealth Fund Services, Inc.,
Treasurer and	June 2008	2003-present.
Principal Financial
Officer

David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(53)	Since	Development, Commonwealth Fund
Vice President	November	Services, Inc., October 2013 – present;
	2013	Senior Vice President of Business
Development and other positions for
Huntington Asset Services, Inc. from
1986 to 2013.

Ann T. MacDonald	Indefinite,	Director, Fund Administration and	N/A	N/A
(62)	Since	Fund Accounting, Commonwealth Fund
Assistant Treasurer	November	Services, Inc., 2003 – present.
2015

John H. Lively	Indefinite,	Attorney, The Law Offices of John H.	N/A	N/A
(48)	Since	Lively & Associates, Inc. (law firm),
Secretary	November	March 2010 to present.
2013

Holly B. Giangiulio	Indefinite,	Managing Director, Corporate Operations,	N/A	N/A
(54)	Since	Commonwealth Fund Services, Inc.,
Assistant Secretary	May 2015	January 2015-present, Corporate
Accounting and HR Manager from
2010 to 2015.

Julian G. Winters	Indefinite,	Managing Member of Watermark Solutions,	N/A	N/A
(48)	Since	LLC (investment compliance and consulting)
Chief Compliance	August	since March 2007.
Officer	2013

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT RENEWAL FOR THE TOREADOR CORE FUND, TOREADOR INTERNATIONAL, AND TOREADOR EXPLORER FUND
Special Note: At a special meeting of the Board of Trustees held on December 21, 2016, the Trustees reviewed and approved the New Agreement between Toreador Research & Trading, LLC ("Adviser") for each of the Toreador Core Fund, Toreador International Fund, and Toreador Explorer Fund (the "Toreador Funds"). Subsequent to that Meeting, the Adviser began to evaluate certain internal business restructurings that potentially would have led to additional overall modifications to its relationships with the Toreador Funds; the Adviser however determined ultimately not to move forward with those restructurings. In the interim, the Adviser has continued to provide advisory services to the Toreador Funds pursuant to the Current Agreement. The Current Agreement's term was due to expire and, as such, the Trustees reviewed and considered the continuation of the Current Agreement at its February 22-23, 2017 Meeting. Then, in light of the fact that several months had passed since the Trustees considered the New Agreement (December 21, 2016), the Trustees considered the New Agreement again at its quarterly meeting held May 16-17, 2017. At this Meeting, the Trustees indicated that the factors they considered at their December 21, 2016 meeting at which time they initially approved the New Agreement continued to be accurate

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

and they indicated they relied on those factors and information provided by the Adviser at that previous meeting when approving the New Agreement again at the May 16-17, 2017 Meeting. At the May 16-17, 2017 Meeting, the Trustees received representations from the Adviser that the materials provided by the Adviser for the December 21, 2016 and February 22 – 23, 2017 Meetings continued to be accurate and had not materially changed.
Below is the discussion that occurred at the December 21, 2016 meeting at which time the Trustees initially considered the New Agreement with the Adviser for the Toreador Funds.
Counsel introduced the next proposal which is to consider a new form of investment advisory agreement (the "New Agreement") for the Toreador Funds between the Trust and Toreador, the investment adviser to each of the Toreador Funds, that would modernize and streamline the existing agreement and eliminate certain provisions of the existing agreement that are no longer deemed necessary or in the best interests of the Toreador Funds. The New Agreement would be identical to the current investment advisory agreement for the newest fund within the Toreador family of funds – the Toreador Select Fund. He explained that the New Agreement will not change the services provided by the Adviser to the Toreador Funds nor will it change any advisory fee payable by a Toreador Fund to the Adviser. Counsel noted that the New Agreement would modernize the current form of agreement and allow all of the Toreador Funds (including the Toreador Select Fund that is not part of this Proxy Statement) to operate under the same form of advisory agreement. Specifically, he noted that the New Agreement will: (i) provide that the Adviser may delegate its duties and responsibilities under the agreement to a sub-adviser and that the New Agreement will provide that the retention of a sub-adviser will in no way reduce the responsibilities and obligations of the Adviser under the agreement and the Adviser will be responsible for the acts and omissions of any sub-adviser it engages; (ii) update the agreement to provide references to codes of ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940 and provide more details on reporting obligations thereunder; (iii) provide for more detail on certain Adviser reporting obligations including certain notifications of breach and compliance reporting; (iv) recognize the Adviser's property rights in the "Toreador Research & Trading, LLC" name; and (v) modify the limitation of liability section relating to the Adviser so that the Adviser is held to a "gross negligence" standard as opposed to a "negligence" standard, which he suggested may generally be considered more common in the industry. Counsel then responded to questions from the Trustees regarding the New Agreement.

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the New Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Toreador Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds; (iv) the extent to which economies of scale would be realized if the Toreador Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Toreador Funds' investors; and (v) the Adviser's practices regarding possible conflicts of interest. The Trustees were reminded that they approved (at their February 2016 Board meeting) a continuation of the current forms of investment advisory agreement for the Toreador Funds and that the responses provided by Toreador at the Meeting did not vary significantly from those provided to the Board in February 2016. Counsel also noted that the New Agreement had generally similar terms to those in the current forms of advisory agreements in substance, but there were some substantive differences, and he reviewed those differences with the Board. Counsel also reiterated the notion that this proposed change in the form of agreement was part of an overall effort to modernize, standardize and conform the fund offerings within the Toreador family of funds, which includes having all of the Toreador Funds operating on the same form of advisory agreement.
In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the approval process. The Board requested and was provided with information and reports relevant to the approval of the New Agreement, including: (i) reports regarding the services and support provided to the Toreador Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Toreador Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Toreador Funds' management addressing the Adviser's investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Toreador Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Toreador Funds, information on investment advice, performance, summaries of Toreador Funds' expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Toreador Funds; (iii) the anticipated effect of size on the Toreador Funds' performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Toreador Funds. It was noted that the Adviser is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the New Agreement. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreement and each Trustee may have afforded different weight to the various factors.
(1) The nature, extent, and quality of the services to be provided by the Adviser.
In this regard, the Board considered the responsibilities the Adviser would have under the New Agreement with respect to each of the Toreador Funds. The Board reviewed the services to be provided by the Adviser to the Toreador Funds including, without limitation: Toreador's procedures for formulating investment recommendations and assuring compliance with the Toreador Funds' investment objectives and limitations; its coordination of services for the Toreador Funds among the Toreador Funds' service providers, and the anticipated efforts to promote the Toreador Funds, grow assets, and assist in the distribution of Toreador Funds' shares. The Board considered: the Adviser's staffing, personnel, and methods of operating; the education and experience of the Adviser's personnel; and Adviser's compliance program, policies, and procedures. The Board considered that the New Agreement was generally not substantively different relative to the current forms of advisory agreement in place for the Toreador Funds and that the New Agreement was to ensure that all Toreador Funds would operate under the same agreement. However, the Board did consider the substantive differences between the New Agreement and the current forms of advisory

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

agreements that were being proposed. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser have historically been satisfactory and adequate for the Toreador Funds, and the Board did not believe that there would be any differences in the quality, extent or nature of services under the New Agreement.
(2) Investment Performance of the Toreador Funds and the Adviser.
The Board noted that the Adviser does not have any clients other than the Toreador Funds and has no present plans to expand its business beyond advising mutual funds. As such, no performance as to separate accounts comparable to the Toreador Funds existed. With regard to the Toreador Core Fund, the Board noted that the Toreador Core Fund underperformed the category median of the U.S. Large Blend Classification for the 1-year, 3-year, 5-year and 10-year periods ended October 31, 2016. With regard to the Toreador International Fund, the Board noted that the Toreador International Fund underperformed the category median of the Foreign Large Blend Classification for each of the 1-year and 3-year periods ended October 31, 2016. With regard to the Toreador Explorer Fund, the Board noted that the Toreador Explorer Fund did not have long-term performance numbers and for the 1-year period ended October 31, 2016 it underperformed the category median of the U.S. Small Blend Classification. The Board also considered the quarterly performance reports presented to it, which were available for their review, that had been presented throughout the year and most recently at its November 2016 quarterly Board meeting. Based on the foregoing, the Board concluded that the investment performance information presented for the Toreador Funds was satisfactory, and the Board did not identify any reason that the performance of the Toreador Funds would be harmed by the New Agreement.
(3) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds.
In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Toreador Funds, the Trustees considered the Adviser's staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Toreador Funds by the Adviser and its principals; the expected asset levels of the Toreador Funds; and the projected overall expenses of the Toreador Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm and the firm's affiliates. It was noted also that the

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

Adviser receives operational support from its affiliate – The Applied Finance Group. The Trustees considered the fees and expenses of the Toreador Core Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Core Fund was above the category average and tending toward the higher end of the category, but it was well within the range for the category, U.S. Large Blend. The Trustees noted that the expense ratio for the Toreador Core Fund's Institutional Class was below the category average and that the expense ratio for the Retail Class was only above the category average. The Trustees next considered the fees and expenses of the Toreador International Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador International Fund was slightly less than the highest in its category, but that the overall net expenses were within the range of other funds for the category, Foreign Large Blend. The Trustees next considered the fees and expenses of the Toreador Explorer Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Explorer Fund was above average and tending toward the higher end of its category, but was within the range for the category, U.S. Small Blend. With regard to the overall expenses for the Toreador Explorer Fund, the Board noted that the net expense ratio for the Institutional Class was slightly lower than the category average for U.S. Small Blend while the net expense ratio for the Investor Class was higher than the average for U.S. Small Blend. It was noted that with regard to each of the Toreador Funds, the Adviser has entered into an expense limitation agreement. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each of the Toreador Funds was fair and reasonable.
(4) The extent to which economies of scale would be realized as the Toreador Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Toreador Funds' investors.
In this regard, the Board considered the Toreador Funds' fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Toreador Funds would benefit from the expense limitation arrangement for each of the Toreador Funds. The Trustees also noted that the Toreador Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. It was noted that the Adviser does not manage any other separate accounts. Following further discussion of the Toreador Funds' expected asset levels, expectations for growth, and levels of fees, the Board determined that the

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

Toreador Funds' fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Toreador Funds' shareholders.
(5) Possible conflicts of interest and benefits derived by the Adviser.
In considering the Adviser's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Toreador Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Toreador Funds; and the substance and administration of the Adviser's code of ethics. The Board also considered the affiliations of the Adviser, including those of its affiliate that produces and sells investment research and its affiliate that provides investment services to unified managed accounts ("UMA's") – the Board considered the Adviser's management of conflicts of interest that could arise in light of the activities of those affiliates. Based on the foregoing, the Board determined that the Adviser's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser noted the possible identification of distribution channels for the Toreador Funds and market exposure as indirect benefits of managing the Toreador Funds.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.
Below is the discussion that occurred at the February 22-23, 2017 at which time the Trustees considered the renewal of the Current Agreement for the Toreador Funds
Counsel explained that while the Trustees considered a new form of investment advisory agreement for each of the Toreador Funds at its special meeting held on December 21, 2016 in connection with an upcoming proxy solicitation of the Toreador Funds and for each of the Toreador Funds along with the Toreador Select Fund in February of 2016, they are being asked now to approve the current agreement with the Adviser for the three funds [Toreador Funds] in the event the proxy proposals do not pass. Because of these two recent renewals of agreements that are very similar, the Adviser has been asked and has provided a letter

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

representing that there have been no material changes to the Adviser that would require supplementing the information provided to the Board as part of the 15c package prepared for the Toreador Funds in December 2016 and for the Toreador Select Fund in February 2016.
The Trustees noted that, with respect to the renewals that they were being asked to approve at this Meeting, the factors considered and conclusions reached at the December 2016 meeting be adopted and incorporated by reference in substance to the considerations and conclusions reached at this Meeting.
ADVISORY AGREEMENT APPROVAL FOR THE TOREADOR SELECT FUND
At a meeting held on February 18-19, 2016, the Board of Trustees (the "Board") considered the initial approval of the Investment Advisory Agreement (the "Agreement") between the Trust and Toreador Research & Trading, LLC ("Toreador" or "Adviser") in regard to the Toreador Select Fund.
Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.
The Board discussed the arrangements between Toreador and the Trust with respect to the new series to be managed by Toreador – the Toreador Select Fund. The Board reflected on its discussions regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which the Toreador Select Fund was to be managed. The Board noted that Toreador currently provides investment advisory services to three other series portfolios in the Trust. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to Toreador and Toreador's responses to that letter, a fee comparison analysis for the Toreador Select Fund and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.
In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
(1)  The nature, extent, and quality of the services to be provided by Toreador.

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

In this regard, the Board considered the responsibilities Toreador would have under the Advisory Agreement. The Board reviewed the services to be provided by Toreador to the Toreador Select Fund including, without limitation: Toreador's procedures for formulating investment recommendations and assuring compliance with the Toreador Select Fund's investment objectives and limitations; its anticipated coordination of services for the Toreador Select Fund among the Toreador Select Fund's service providers, and the anticipated efforts to promote the Toreador Select Fund, grow its assets, and assist in the distribution of Toreador Select Fund shares. The Board considered: Toreador's staffing, personnel, and methods of operating; the education and experience of Toreador's personnel; and Toreador's compliance program, policies, and procedures. After reviewing the foregoing and further information from Toreador, the Board concluded that the quality, extent, and nature of the services to be provided by Toreador was satisfactory and adequate for the Toreador Select Fund.
(2)  Investment Performance of the Toreador Select Fund and Toreador.
The Board noted that the Toreador Select Fund had not yet commenced operations in the Trust and Toreador does not advise other accounts with similar investment objectives as the Toreador Select Fund. As such, there was no investment performance to review at this time.
(3)  The costs of the services to be provided and profits to be realized by Toreador from the relationship with the Toreador Select Fund.
In considering the costs of the services to be provided and profits to be realized by Toreador and its affiliates from the relationship with the Toreador Select Fund, the Trustees considered Toreador's staffing, personnel, and methods of operating; the financial condition of Toreador and the level of commitment to the Toreador Select Fund by Toreador and its principals; the expected asset levels of the Toreador Select Fund; and the projected overall expenses of the Toreador Select Fund. The Trustees reflected on their discussions of its financial condition, as well as Toreador's commitment to provide a copy of its financial statements to the Trustees after the Meeting. It was noted also that Toreador receives operational support from its affiliate – The Applied Finance Group. The Trustees considered the proposed fees and expenses of the Toreador Select Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its expected size, among other factors. The Trustees noted that the proposed management fee was on the high end of its category average, but the expected expense ratio for the Toreador Select Fund, after taking into consideration the

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

proposed expense cap, was well within the range for the anticipated Morningstar category average for U.S. Large Blend Funds. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Toreador by the Toreador Select Fund were fair and reasonable.
(4)  The extent to which economies of scale would be realized as the Toreador Select Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Toreador Select Fund's investors.
In this regard, the Board considered the Toreador Select Fund's fee arrangements with Toreador. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Toreador Select Fund would benefit from the proposed expense limitation arrangement for the Toreador Select Fund. The Trustees also noted that the Toreador Select Fund would benefit from economies of scale under its agreements with some of its service providers other than Toreador. Following further discussion of the Toreador Select Fund's expected asset levels, expectations for growth, and levels of fees, the Board determined that the Toreador Select Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the proposed expense limitation arrangement provided potential savings or protection for the benefit of the Toreador Select Fund investors.
(5)  Possible conflicts of interest and benefits derived by Toreador.
In considering the Adviser's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Toreador Select Fund; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Toreador Funds; and the substance and administration of the Adviser's code of ethics. The Board also considered the affiliations of the Adviser, including those of its affiliate that produces and sells investment research – the Board considered the Adviser's management of conflicts of interest that could arise in light of the activities of those affiliates. Based on the foregoing, the Board determined that the Adviser's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser noted the possible identification of distribution channels for the Funds and market exposure as indirect benefits of managing the Toreador Funds.

Supplemental Information World Funds Trust (The "Trust")
April 30, 2017 (unaudited) — (Continued)

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

TOREADOR FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Retail Class, Institutional Class, and Investor Class shares for Core Fund, Explorer Fund, and Select Fund, and within 90 days of purchase of Institutional and Investor Class shares for International Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Toreador Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2016 and held for the six months ended April 30, 2017 for Core, Explorer, and International, and invested at the beginning of the period, February 1, 2017 and February 3, 2017, and held for the period ended April 30, 2017 for Select Investor Class and Select Institutional Class, respectively.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOREADOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value***	Value	Expense	Period Ended*
	11/1/16	4/30/17	Ratio	4/30/17
Core Fund
Institutional Class Actual	$1,000.00	$1,188.50	1.03%	$ 5.59
Institutional Class Hypothetical**	$1,000.00	$1,019.40	1.03%	$ 5.16
Retail Class Actual	$1,000.00	$1,187.80	1.28%	$ 6.94
Retail Class Hypothetical**	$1,000.00	$1,018.15	1.28%	$ 6.41
Explorer Fund
Institutional Class Actual	$1,000.00	$1,190.00	1.23%	$ 6.68
Institutional Class Hypothetical**	$1,000.00	$1,018.85	1.23%	$ 6.16
Investor Class Actual	$1,000.00	$1,188.20	1.48%	$ 8.03
Investor Class Hypothetical**	$1,000.00	$1,017.60	1.48%	$ 7.40
International Fund
Institutional Class Actual	$1,000.00	$ 1,119.00	1.72%	$ 9.04
Institutional Class Hypothetical**	$1,000.00	$ 1,016.40	1.72%	$ 8.60
Investor Class Actual	$1,000.00	$ 1,117.20	2.04%	$10.71
Investor Class Hypothetical**	$1,000.00	$ 1,014.50	2.04%	$10.19
Class C Actual	$1,000.00	$ 1,113.40	3.46%	$18.13
Class C Hypothetical**	$1,000.00	$ 1,007.70	3.46%	$17.22
Select Fund
Institutional Class Actual	$1,000.00	$1,029.00	0.95%	$ 2.27
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$ 2.26
Investor Class Actual	$1,000.00	$1,030.00	1.20%	$ 2.94
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$ 2.92

*
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days for Core Fund, Explorer Fund, International Fund, and Select Fund in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses.
***	Commencement of operations February 3, 2017 for Institutional Class and February 1, 2017 for the Investor Class of Select Fund.

TOREADOR FUNDS
Important Disclosure Statements

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Toreador Core Fund, Toreador Explorer Fund, Toreador International Fund, and the Toreador Select Fund (the "Funds"). The Funds' prospectus contains important information about the Funds' investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds' past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of each Funds' prospectuses by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds' Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2017 and are subject to change at any time.
Stated performance in the Funds was achieved at some or all points during the period by Toreador Research & Trading, LLC ("TRT"), the investment advisor to the Funds. TRT waived or reimbursed part of the Toreador Core Fund's, Toreador Explorer Fund's, Toreador International Fund's and Toreador Select Fund's total expenses. Had TRT not waived or reimbursed expenses of the Funds, the Funds' performance would have been lower.

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Investment Advisor:
Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group ™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Custodian:
Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
 Cincinnati, Ohio 45263
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at Toll Free (800) 673-0550.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $65,250 for 2017 and $48,500 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,500 for 2017 and $8,000 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Toreador Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: July 7, 2017

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: July 7, 2017

* Print the name and title of each signing officer under his or her signature.